Other receivables and assets - Disclosure of other receivables and other assets (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Prepaid expenses - non current	€ 717	€ 948
Total non-current other receivables and assets	717	948
Research tax credit ("CIR")	2,791	5,774
VAT receivables	10,270	9,841
Prepaid expenses	1,988	3,233
Employee-related receivables	5,362	0
Credit notes	11	48
Total current other receivables and assets	20,421	18,896
Other receivables and assets	€ 21,137	€ 19,843